Initial Public Offering (Details) - USD ($)		5 Months Ended	9 Months Ended
	Dec. 07, 2020	Dec. 31, 2020	Sep. 30, 2021
Initial Public Offering Details [Line Items]
Price per share (in Dollars per share)		$ 10.33
Gross proceeds			$ 253,000,000
Warrant price per share (in Dollars per share)			$ 11.50
LIVE OAK ACQUISITION CORP. I I [Member]
Initial Public Offering Details [Line Items]
Price per share (in Dollars per share)	$ 9.77	$ 10.33
Gross proceeds		$ 253,000,000
Warrant price per share (in Dollars per share)		$ 11.50
Underwriting fees		$ 8,067,500
Warrants, description		Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 8).
IPO [Member]
Initial Public Offering Details [Line Items]
Sale of share (in Shares)	25,300,000
Gross proceeds	$ 253,000,000.0
Transaction costs	13,064,337
Underwriting fees	4,610,000
Deferred underwriting fees	8,067,500
Other offering costs	$ 386,837
IPO [Member] | LIVE OAK ACQUISITION CORP. I I [Member]
Initial Public Offering Details [Line Items]
Sale of share (in Shares)		25,300,000
Over-Allotment Option [Member]
Initial Public Offering Details [Line Items]
Sale of share (in Shares)	3,300,000
Price per share (in Dollars per share)	$ 10.00
Over-Allotment Option [Member] | LIVE OAK ACQUISITION CORP. I I [Member]
Initial Public Offering Details [Line Items]
Sale of share (in Shares)		3,300,000
Price per share (in Dollars per share)		$ 10.00